Vessels, Net - Schedule of Vessels (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment [Line Items]
Beginning balance	$ 107,992
Depreciation	(2,705)	$ (2,738)
Ending balance	105,922
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	134,310
Additions	635
Depreciation
Ending balance	134,945
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(26,318)
Additions
Depreciation	(2,705)
Ending balance	(29,023)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	107,992
Additions	635
Depreciation	(2,705)
Ending balance	$ 105,922